Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 16,067,746	₩ 19,118,092
Financial liabilities	(22,213,449)	(19,237,434)
Financial asset and liabilities	(6,145,703)	(119,342)
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (4,690,019)	₩ (7,657,266)